MARKETABLE SECURITIES AND ACCRUED INTEREST	9 Months Ended
Sep. 30, 2013
Marketable Securities and Accrued Interest [Abstract]
Marketable Securities and Accrued Interest Disclosure [Text Block]
NOTE 4:- MARKETABLE SECURITIES AND ACCRUED INTEREST

The following is a summary of held to maturity marketable securities:

	December 31, 2012 (Audited)
	Amortized	Unrealized	Fair
	cost	gains	Value
Corporate debentures:
Maturing within one year	$7,625	$62	$7,687
Maturing between one to two years	15,762	299	16,061
Accrued interest	341	-	341
	$23,728	$361	$24,089

	September 30, 2013 (Unaudited)
	Amortized	Unrealized	Fair
	cost	gains	Value
Corporate debentures:
Maturing within one year	$19,119	$127	$19,246
Accrued interest	226	-	226

	$19,345	$127	$19,472

These investments were issued by highly rated corporations. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. As of September 30, 2013 and December 31, 2012, the Group did not have any investment in marketable securities that was in an unrealized loss position for a period of twelve months or greater. Unrealized gains are valued using alternative pricing sources and models utilizing observable market inputs.